CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 303		$ 127
Short-term deposits	19		46
Cash and cash equivalents, net	$ 322	$ 177	$ 173	$ 237	$ 404	$ 799